ACCRUED AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Payable to Ambow Online (Note 25)	¥ 25,532		¥ 137,532
Business tax, VAT and others	41,147		41,437
Payable balance with indemnity by Xihua Group (Note 7(i)	49,800		49,800
Accrual for rental	43,147		42,612
Payable to Zhenjiang Foreign Language School (Note 7(ii))	36,770		36,770
Accrued payroll and welfare	28,767		27,383
Professional service fees payable	2,801		20,850
Receipt in advance	9,431		18,578
Amounts due to students	5,995		11,423
Lawsuit penalty payable	2,453		2,315
Others	10,482		30,298
Total	¥ 256,325	$ 37,270	¥ 418,998